Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of expected economic useful lives
Useful life
Property and buildings	35-50 years
Land	Infinite
Leasehold improvements	Lesser of useful life and lease term
Equipment and furniture	2-18 years
Automobiles	4-6 years
Software	5 years

Schedule of total revenue by geographic areas
	For the Years Ended March 31,
	2022	2021	2020
Japan domestic market	$21,786,380	$42,728,171	$55,590,347
China market	192,933,863	170,674,887	77,276,549
Other overseas markets	13,716,453	8,111,684	6,707,062
Total revenue	$228,436,696	$221,514,742	$139,573,958

Schedule of total revenue by product categories
	For the Years Ended March 31,
	2022	2021	2020
Beauty products	$153,428,218	$141,111,215	$113,645,885
Health products	16,565,637	39,717,066	13,813,746
Sundry products*	50,484,777	31,599,246	8,530,111
Other products	7,958,064	9,087,215	3,584,216
Total revenue	$228,436,696	$221,514,742	$139,573,958

Schedule of total revenue by distribution channels
	For the Years Ended March 31,
	2022	2021	2020
Directly-operated physical stores	$10,836,229	$29,502,329	$45,824,603
Online stores	121,164,347	111,435,341	50,464,251
Franchise stores and wholesale customers	96,436,120	80,577,072	43,285,104
Total revenue	$228,436,696	$221,514,742	$139,573,958

Schedule of consolidated financial statements
	March 31, 2022	March 31, 2021	March 31, 2020
Year-end spot rate	¥1=US$0.008208	¥1=US$0.009034	¥1=US$0.009250
Average rate	¥1=US$0.008908	¥1=US$0.009434	¥1=US$0.009201